Employee Benefit Plans - Schedule of Amounts Recognized in the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure
Noncurrent liabilities	$ (1,172)	$ (519)
Pension Benefits
Defined Benefit Plan Disclosure
Noncurrent assets	46	0
Current liabilities	(10)	(4)
Noncurrent liabilities	(395)	(249)
Net amount recognized	(359)	(253)
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Noncurrent assets	0	0
Current liabilities	(24)	(6)
Noncurrent liabilities	(163)	(111)
Net amount recognized	$ (187)	$ (117)